Schedule I-Financial Information of the Parent Company (Tables)	12 Months Ended
Jun. 30, 2025
Schedule I-Condensed Financial Information of the Parent Company [Abstract]
SCHEDULE I-CONDENSED BALANCE SHEETS

SCHEDULE I- BALANCE SHEETS

	As of June 30,
	2025	2024
ASSETS
Cash	$6,635,163	$3,566,438
Due from intercompany	12,069,820	409,820
Other receivables	-	9,395,453
Investment in subsidiaries	354,260	555,114
Total Assets	$19,059,243	$13,926,825

LIABILITIES AND SHAREHOLDERS’ EQUITY
Accrued expenses and other current liabilities	$40,327	$52,827
Total Current Liabilities	40,327	52,827

Shareholders’ Equity
Ordinary shares ($0.0016 par value, 625,000,000 authorized, 20,784,142 and 1,687,500 shares issued and outstanding as of June 30, 2025 and 2024, respectively)	33,255	2,700
Additional paid-in capital	22,412,245	14,578,800
Accumulated deficits	(3,426,584)	(707,502)
Total shareholders’ equity	19,018,916	13,873,998
Total liabilities and shareholders’ equity	$19,059,243	$13,926,825

*	Giving retroactive effect to the 1-for-16 reverse share split completed on November 27, 2024.

SCHEDULE I-CONDENSED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS)

SCHEDULE I- STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS

	For the years ended June 30,
	2025	2024	2023
Operating expenses:
General and administrative expenses	(523,720)	(722,872)	(362,880)
Equity (loss) income in subsidiaries	(2,194,797)	(25,670)	568,791
Net (loss) income	(2,718,517)	(748,542)	205,911
Comprehensive (loss) income	$(2,718,517)	$(748,542)	205,911

SCHEDULE I-CONDENSED STATEMENTS OF CASH FLOWS

SCHEDULE I- STATEMENTS OF CASH FLOWS

	For the years Ended June 30,
	2025	2024	2023
Net cash (used in) operating activities	$(12,308,531)	$(769,797)	$(141,836)
Net cash provided by (used in) investing activities	9,677,256	(9,457,764)	—
Net cash provided by (used in) financing activities	5,700,000	13,783,523	(46,704)
Net increase (decrease) in cash	3,068,725	3,555,962	(188,540)
Cash at the beginning of the year	3,566,438	10,476	199,016
Cash at the end of the year	$6,635,163	$3,566,438	$10,476